May 2, 2005

VIA EDGAR TRANSMISSION

Mr. Mark Webb

Branch Chief

Division of Corporation Finance

Securities and Exchange Commission

450 Fifth Street

Washington, D.C. 20549

Re:	Lazard Ltd —
Registration Statement on Form S-1 relating to the
initial public offering of equity security units of Lazard Ltd

Ladies and Gentlemen:

On behalf of Lazard Ltd, an exempted Bermuda limited company (the “Company”), and Lazard Group Finance LLC, a Delaware limited liability company (together with the Company, the “Registrants”), submitted for filing under the Securities Act of 1933, as amended, is Amendment No. 2 to Registrants’ Registration Statement on Form S-1 (the “Registration Statement”), relating to a proposed initial public offering of equity security units by the Company.

Please note that the filing fee for the Registration Statement was previously paid upon the initial filing of the Registration Statement.

Securities and Exchange Commission

May 2, 2005

If you have any questions regarding this filing, please contact the undersigned at (212) 403-1340, or

Benjamin D. Fackler, Esq. at (212) 403-1395, both of this office, as counsel to the Company.

Very truly yours,

/s/ Sarah A. Lewis

Sarah A. Lewis, Esq.

cc: Scott D. Hoffman, Esq. (Lazard Ltd)